9. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	$ 171,963	$ 215,851	$ 162,000
Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	157,970	172,882	150,000
Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	6,376	30,772
Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	6,376	30,772
Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	7,970	46,158
Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	6,376	30,772
Short-term employee benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	162,000	162,000	162,000
Short-term employee benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	150,000	126,724	150,000
Short-term employee benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0	0
Short-term employee benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0	0
Short-term employee benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0	0
Short-term employee benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0	0
Post- employment benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Post- employment benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Post- employment benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0	0
Post- employment benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0	0
Post- employment benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0	0
Post- employment benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0	0
Other long- term benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Other long- term benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Other long- term benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0	0
Other long- term benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0	0
Other long- term benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0	0
Other long- term benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0	0
Termination benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Termination benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Termination benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0	0
Termination benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0	0
Termination benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0	0
Termination benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0	0
Share-based payments | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	9,963	53,851	0
Share-based payments | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	7,970	46,158	$ 0
Share-based payments | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	6,376	30,772
Share-based payments | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	6,376	30,772
Share-based payments | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	7,970	46,158
Share-based payments | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	$ 6,376	$ 30,772